Significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of estimated useful lives

Wind turbines and towers	9 to 25 years
Solar panels and facilities	25 years
Other generating facilities	14 to 25 years
Meteorological towers	5 to 25 years
Furniture and equipment	5 years
Automotive	5 years